FIXED ASSETS	12 Months Ended
Dec. 31, 2022
FIXED ASSETS
FIXED ASSETS

NOTE 8 - FIXED ASSETS:

The composition of assets and accumulated depreciation are grouped by major classifications:

	Cost		Accumulated depreciation		Depreciated balance
	December 31		December 31		December 31
	2022	2021	2022	2021	2022	2021
	U.S. dollars in thousands
Office furniture and equipment (including computers)	1,199	1,024	933	677	266	347
Leasehold improvements	379	357	143	132	236	225
	1,578	1,381	1,076	809	502	572